SHARE CAPITAL (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares
Number of Options
Balance at beginning of period | Option	9,894,211	9,861,114
Granted | Option	6,475,500	2,811,000
Forfeited | Option	(1,221,820)	(1,367,708)
Exercised | Option	(1,543,143)	(1,410,195)
Balance at end of period | Option	13,604,748	9,894,211
Weighted Average Exercise Price
Balance at beginning of period | $ / shares	$ 2.31	$ 1.76
Granted | $ / shares	3.83	4.16
Forfeited | $ / shares	3.79	3.62
Exercised | $ / shares	0.74	0.85
Balance at end of period | $ / shares	$ 3.08	$ 2.31